GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 99.06%
	Exchange Traded Funds - 58.00%
4,668	Invesco DB Agriculture Fund (a)	$95,134
783	Invesco DB Base Metals Fund (a)	15,206
2,894	Invesco DB Energy Fund (a)	75,736
255,411	iShares 7-10 Year Treasury Bond ETF (b)	26,128,545
2,375	iShares Core MSCI Emerging Markets ETF (b)	116,518
288,150	ProShares Investment Grade-Interest Rate Hedged ETF	19,916,928
346,538	Schwab Short-Term U.S. Treasury ETF (b)	17,046,204
4,247	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	388,558
135,456	Vanguard Emerging Markets Government Bond ETF (b)	8,303,453
9,683	Vanguard FTSE Developed Markets ETF (b)	395,066
597,581	Vanguard Intermediate-Term Corporate Bond ETF (b)	47,818,432
99,958	Vanguard Long-Term Treasury ETF	7,013,053
543,245	Vanguard Mortgage-Backed Securities ETF	25,972,544
3,063	Vanguard S&P 500 ETF	1,062,493
425,040	Vanguard Short-Term Corporate Bond ETF (b)	32,413,550
142,619	Vanguard Total Bond Market ETF	10,733,506
		197,494,926
	Mutual Funds - 41.06%
2,709,064	BlackRock Low Duration Bond Portfolio - Institutional Shares	24,598,304
746,927	DoubleLine Core Fixed Income Fund - Institutional Shares	7,230,255
2,509,369	DoubleLine Flexible Income Fund - Institutional Shares (d)	21,856,602
2,591,111	DoubleLine Low Duration Bond Fund - Institutional Shares	24,589,645
686,729	DoubleLine Shiller Enhanced CAPE - Institutional Shares	9,346,385
3,805,764	DoubleLine Total Return Bond Fund - Institutional Shares	35,583,891
1,827,819	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	16,596,594
		139,801,676
	Total Investment Companies (Cost $342,996,580)	337,296,602

	SHORT TERM INVESTMENTS - 0.94%
	Money Market Funds - 0.94%
3,206,698	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (c)	3,206,698
	Total Short Term Investments (Cost $3,206,698)	3,206,698

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL- 16.42%
55,917,065	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (c)	55,917,065
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $55,917,065)	55,917,065

	Total Investments (Cost $402,120,343) - 116.42%	396,420,365
	Liabilities in Excess of Other Assets - (16.42)%	(55,914,823)
	TOTAL NET ASSETS - 100.00%	340,505,542

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2022.
(d)
Certain GuidePath® Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $11,092,836 or 3.25% of total net assets as of June 30, 2022.